Insurance contracts and private pension (Details 7) - Judicial claims [member] - Net Reinsurance [Member] - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
At the end of reporting period	R$ 15	R$ 12	R$ 12	R$ 20	R$ 16
Accumulated payments through base date	5	14	19	37	49
Accumulated payments through base date to current date	124
Liabilities recognized in the balance sheet	10	13	12	13	9
Accumulated liabilities recognized in the balance sheet	57
Liabilities in relation to prior periods	108
Total administratives claims	165
Not later than one year [member]
IfrsStatementLineItems [Line Items]
At the end of reporting period		27	23	36	33
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
At the end of reporting period			31	43	47
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
At the end of reporting period				50	54
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
At the end of reporting period					58
Later than five years [member]
IfrsStatementLineItems [Line Items]
Current estimate	R$ 15	R$ 27	R$ 31	R$ 50	R$ 58